  Investment Class Prospectus Supplement


Morgan Stanley Institutional Fund Trust


 Supplement dated May 5, 2003 to the Investment Class Prospectus dated January 31, 2003 of:

 High Yield Portfolio


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The Investment Class Prospectus is hereby amended and supplemented to reflect changes in the management of the High Yield Portfolio.

Accordingly, the "High Yield Portfolio" paragraph in the section of the Prospectus titled "Portfolio Management" is hereby replaced by the following:

High Yield Portfolio
The Portfolio's assets are managed by the Taxable Fixed Income Team. Current members of the team include Gordon W. Locry, Executive Director, Joshua Givelber, Vice President, and Chad Liu, Vice President.







Please retain this supplement for future reference.

  Institutional Class Prospectus Supplement


Morgan Stanley Institutional Fund Trust


 Supplement dated May 5, 2003 to the Institutional Class Prospectus dated January 31, 2003 of:

 High Yield Portfolio

--------------------------------------------------------------------------------

The Institutional Class Prospectus is hereby amended and supplemented to reflect changes in the management of the High Yield Portfolio.

Accordingly, the "High Yield Portfolio" paragraph in the section of the Prospectus titled "Portfolio Management" is hereby replaced by the following:

High Yield Portfolio
The Portfolio's assets are managed by the Taxable Fixed Income Team. Current members of the team include Gordon W. Loery, Executive Director, Joshua Givelber, Vice President, and Chad Liu, Vice President.






Please retain this supplement for future reference.

  Adviser Class Prospectus Supplement


Morgan Stanley Institutional Fund Trust


 Supplement dated May 5, 2003 to the Adviser Class Prospectus dated January 31, 2003 of:

 High Yield Portfolio


--------------------------------------------------------------------------------

The Adviser Class Prospectus is hereby amended and supplemented to reflect changes in the management of the High Yield Portfolio.

Accordingly, the "High Yield Portfolio" paragraph in the section of the Prospectus titled "Portfolio Management" is hereby replaced by the following:

High Yield Portfolio
The Portfolio's assets are managed by the Taxable Fixed Income Team. Current members of the team include Gordon W. Loery, Executive Director, Joshua Givelber, Vice President, and Chad Liu, Vice President.







Please retain this supplement for future reference.